Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
U.S. statutory corporate tax rate	21.00%			35.00%	35.00%	35.00%
Tax cuts and jobs act of 2017 incomplete accounting provisional income tax expense				$ 2,600,000
Unrecognized tax benefits that would impact effective tax rate				2,400,000	$ 2,600,000	$ 2,200,000
Gross amount of interest and penalties				0	300,000	100,000
Accrued for potential payment of interest and penalties				900,000	900,000
Income tax (benefit) expense	$ (15,211,000)	$ (4,328,000)		(2,029,000)	30,803,000	54,541,000
(Loss) income before income taxes	$ (66,651,000)	$ (192,921,000)		$ (269,010,000)	$ 94,655,000	$ 10,199,000
Effective income tax percent	22.80%	2.20%		0.80%	32.50%	534.80%
Minimum [Member]
Income Taxes [Line Items]
Gross unrecognized tax benefit change in next 12 months				$ 0
Maximum [Member]
Income Taxes [Line Items]
Gross unrecognized tax benefit change in next 12 months				1,200,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Tax credit carryforwards				$ 9,800,000
Tax credit carryforwards, expiration year				2021
State tax credits carry forward expiration date				Dec. 31, 2021
Net operating loss carryforwards				$ 700,000
Net operating loss carryforwards, expiration year				2038
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards				$ 4,800,000
Net operating loss carryforwards, expiration year				2034
Scenario, Forecast [Member]
Income Taxes [Line Items]
U.S. statutory corporate tax rate			21.00%